Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.82%
GNMA±±	4.58%	8-20-2070	$1,870,950	$1,831,121
GNMA Series 2023-H13 Class BA‡±±	4.62	5-20-2073	2,000,000	1,976,875
Total agency securities (Cost $3,962,838)				3,807,996
Asset-backed securities: 27.59%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A2A	4.20	12-18-2025	325,830	322,909
BMW Vehicle Lease Trust Series 2023-1 Class A3	5.16	11-25-2025	885,000	881,700
BMW Vehicle Lease Trust Series 2023-1 Class A2	5.27	2-25-2025	1,500,000	1,494,196
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20	5-15-2026	5,200,000	5,174,348
CARDS II Trust Series 2021-1A Class A144A	0.60	4-15-2027	2,000,000	1,910,984
CarMax Auto Owner Trust Series 2020-4 Class A3	0.50	8-15-2025	992,187	967,563
CarMax Auto Owner Trust Series 2021-4 Class A3	0.56	9-15-2026	2,592,142	2,468,575
Carvana Auto Receivables Trust Series 2022-P3 Class A2	4.42	12-10-2025	905,921	899,504
CCG Receivables Trust Series 2020-1 Class A2144A	0.54	12-14-2027	298,484	294,197
Chase Auto Owner Trust Series 2022-AA Class A2144A	3.86	10-27-2025	859,228	851,201
Chesapeake Funding II LLC Series 2020-1A Class A1144A	0.87	8-15-2032	505,705	502,819
Daimler Trucks Retail Trust Series 2022-1 Class A2	5.07	9-16-2024	2,301,325	2,290,449
DLLAD LLC Series 2021-1A Class A2144A	0.35	9-20-2024	79,369	78,959
Donlen Fleet Lease Funding 2 LLC Series 2021-2 Class A1 (1 Month LIBOR +0.33%)144A±	5.43	12-11-2034	876,601	874,177
Enterprise Fleet Financing LLC Series 2020-1 Class A2144A	1.78	12-22-2025	66,614	66,533
Evergreen Credit Card Trust Series 2021-1 Class A144A	0.90	10-15-2026	1,000,000	940,178
Evergreen Credit Card Trust Series 2022-CRT1 Class B144A	5.61	7-15-2026	2,000,000	1,979,013
Evergreen Credit Card Trust Series 2022-CRT2 Class B144A	6.56	11-15-2026	1,000,000	1,001,772
Ford Credit Auto Lease Trust Series 2022-A Class A2A	2.78	10-15-2024	367,204	365,326
Ford Credit Auto Owner Trust Series 2022-B Class A2A	3.44	2-15-2025	805,232	798,805
Ford Credit Auto Owner Trust Series 2018-2 Class A144A	3.47	1-15-2030	2,000,000	1,995,157
Ford Credit Auto Owner Trust Series 2022-C Class A2A	4.52	4-15-2025	570,207	567,365
Foursight Capital Automobile Receivables Trust Series 2022-1 Class A2144A	1.15	9-15-2025	197,971	196,106
GM Financial Automobile Leasing Trust Series 2021-2 Class A3	0.34	5-20-2024	348,903	347,095
GM Financial Automobile Leasing Trust Series 2023-1 Class A2A	5.27	6-20-2025	1,300,000	1,294,713
Honda Auto Receivables Owner Trust Series 2021-3 Class A3	0.41	11-18-2025	2,220,507	2,135,919
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22	10-21-2025	1,500,000	1,493,776
Hyundai Auto Lease Securitization Trust Series 2022-A Class A3144A	1.16	1-15-2025	3,000,000	2,934,090
Hyundai Auto Receivables Trust Series 2023-A Class A2A	5.19	12-15-2025	850,000	846,538
John Deere Owner Trust Series 2022-B Class A2	3.73	6-16-2025	702,038	695,205
John Deere Owner Trust Series 2022-C Class A2	4.98	8-15-2025	1,443,011	1,436,342
Mercedes-Benz Auto Lease Trust Series 2023-A Class A2	5.24	11-17-2025	2,150,000	2,140,127
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A2	5.26	10-15-2025	1,395,715	1,391,867
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	1,069,000	1,053,027
Nissan Auto Receivables Owner Trust Series 2023-A Class A2A	5.34	2-17-2026	2,115,000	2,109,485
Oscar U.S. Funding XIII LLC Series 2021-2A Class A2144A	0.39	8-12-2024	129,357	128,889
Porsche Financial Auto Securitization Trust Series 2023-1A Class A2	5.42	12-22-2026	2,700,000	2,690,672
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	1,250,000	1,235,017
SoFi Consumer Loan Program Trust Series 2021-1 Class A144A	0.49	9-25-2030	367,045	361,257
Toyota Auto Receivables Owner Trust Series 2023-A Class A2	5.05	1-15-2026	2,850,000	2,836,948
Toyota Lease Owner Trust Series 2023-A Class A2	5.30	8-20-2025	1,075,000	1,068,505
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Venture XXV CLO Ltd. Series 2016-25A Class ARR (3 Month LIBOR +1.02%)144A±	6.27%	4-20-2029	$1,452,533	$1,441,333
Verizon Master Trust Series 2022-5 Class A1A	3.72	7-20-2027	2,050,000	2,022,074
Wheels SPV 2 LLC Series 2020-1A Class A2144A	0.51	8-20-2029	42,689	42,540
World Omni Automobile Lease Securitization Trust Series 2023-A Class A2A	5.47	11-17-2025	1,000,000	996,886
Total asset-backed securities (Cost $57,940,325)				57,624,141
Corporate bonds and notes: 37.11%
Basic materials: 0.94%
Mining: 0.94%
Glencore Funding LLC144A	4.13	3-12-2024	2,000,000	1,969,057
Consumer, cyclical: 2.05%
Auto manufacturers: 2.05%
American Honda Finance Corp.	0.88	7-7-2023	2,000,000	1,990,934
Daimler Truck Finance North America LLC144A	5.20	1-17-2025	800,000	797,313
Volkswagen Group of America Finance LLC144A	4.25	11-13-2023	1,500,000	1,488,659
				4,276,906
Consumer, non-cyclical: 3.78%
Agriculture: 0.92%
BAT Capital Corp.	2.79	9-6-2024	2,000,000	1,927,198
Healthcare-products: 0.94%
Thermo Fisher Scientific, Inc.	0.80	10-18-2023	2,000,000	1,964,169
Healthcare-services: 1.92%
UnitedHealth Group, Inc.	3.50	6-15-2023	4,000,000	3,997,347
Financial: 24.09%
Banks: 11.50%
Bank of America Corp.	4.10	7-24-2023	1,000,000	997,015
Bank of America Corp.	4.13	1-22-2024	2,000,000	1,980,447
Bank of New York Mellon Corp. Series J	0.85	10-25-2024	3,442,000	3,226,781
Fifth Third Bancorp	4.30	1-16-2024	2,000,000	1,960,840
Goldman Sachs Group, Inc.	1.22	12-6-2023	1,000,000	977,975
Goldman Sachs Group, Inc.	3.63	2-20-2024	1,000,000	984,703
Morgan Stanley (U.S. SOFR +0.46%)±	5.52	1-25-2024	4,000,000	3,996,280
PNC Bank NA	3.80	7-25-2023	1,000,000	996,666
PNC Financial Services Group, Inc.	3.50	1-23-2024	2,000,000	1,972,246
Truist Bank (3 Month LIBOR +0.74%)±	3.69	8-2-2024	2,000,000	1,986,440
U.S. Bancorp	3.70	1-30-2024	2,000,000	1,969,918
U.S. Bank NA	3.40	7-24-2023	1,000,000	996,202
Wells Fargo & Co.	3.75	1-24-2024	2,000,000	1,977,560
				24,023,073
Insurance: 12.02%
Athene Global Funding144A	0.95	1-8-2024	1,000,000	964,379
See accompanying notes to portfolio of investments
2 | Allspring Conservative Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Athene Global Funding (U.S. SOFR +0.70%)144A±	5.79%	5-24-2024	$2,500,000	$2,471,170
Brighthouse Financial Global Funding144A	1.20	12-15-2023	2,000,000	1,949,285
Brighthouse Financial Global Funding (U.S. SOFR +0.76%)144A±	5.78	4-12-2024	1,200,000	1,187,511
Corebridge Global Funding144A	0.45	12-8-2023	2,000,000	1,944,391
GA Global Funding Trust (U.S. SOFR +1.36%)144A±	6.38	4-11-2025	2,000,000	1,956,823
MassMutual Global Funding II144A«	0.48	8-28-2023	3,000,000	2,962,451
Met Tower Global Funding144A	0.70	4-5-2024	2,250,000	2,162,456
New York Life Global Funding (U.S. SOFR +0.31%)144A±	5.37	4-26-2024	3,000,000	2,997,762
Principal Life Global Funding II144A	0.50	1-8-2024	3,000,000	2,906,970
Principal Life Global Funding II (U.S. SOFR +0.38%)144A±	5.47	8-23-2024	670,000	667,964
Protective Life Global Funding144A	3.10	4-15-2024	3,000,000	2,935,968
				25,107,130
REITS: 0.57%
Public Storage (U.S. SOFR +0.47%)±	5.52	4-23-2024	1,195,000	1,193,111
Industrial: 0.96%
Machinery-diversified: 0.96%
John Deere Capital Corp. (U.S. SOFR +0.12%)±	5.12	7-10-2023	2,000,000	2,000,012
Technology: 2.03%
Computers: 1.08%
Hewlett Packard Enterprise Co.	5.90	10-1-2024	2,250,000	2,255,680
Semiconductors: 0.95%
Microchip Technology, Inc.	2.67	9-1-2023	2,000,000	1,982,841
Utilities: 3.26%
Electric: 3.26%
CenterPoint Energy, Inc. (U.S. SOFR +0.65%)±	5.74	5-13-2024	1,445,000	1,441,038
National Rural Utilities Cooperative Finance Corp.	0.35	2-8-2024	3,255,000	3,144,683
NextEra Energy Capital Holdings, Inc.	4.26	9-1-2024	2,000,000	1,969,254
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	250,000	252,764
				6,807,739
Total corporate bonds and notes (Cost $77,829,693)				77,504,263
Municipal obligations: 3.54%
California: 2.14%
Housing revenue: 0.71%
Torrance Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,478,604
Miscellaneous revenue: 1.43%
California Earthquake Authority Series A	5.39	7-1-2023	2,000,000	1,998,955
City of Pomona Series BJ	4.00	8-1-2023	1,000,000	996,770
				2,995,725
				4,474,329
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 1.40%
Transportation revenue: 1.40%
Colorado Bridge Enterprise Kiewit Meridiam Partners LLC Series B	0.92%	12-31-2023	$3,000,000	$2,918,726
Total municipal obligations (Cost $7,506,376)				7,393,055
Yankee corporate bonds and notes: 28.10%
Energy: 1.43%
Oil & gas: 1.43%
TotalEnergies Capital International SA	3.70	1-15-2024	3,000,000	2,969,967
Financial: 26.67%
Banks: 26.67%
Bank of Montreal	0.40	9-15-2023	2,000,000	1,969,692
Bank of Montreal (U.S. SOFR +0.27%)±	5.19	9-15-2023	2,000,000	1,999,112
Bank of Nova Scotia	0.40	9-15-2023	2,000,000	1,970,145
Bank of Nova Scotia	0.70	4-15-2024	2,000,000	1,916,342
Banque Federative du Credit Mutuel SA144A	3.75	7-20-2023	3,500,000	3,488,631
Cooperatieve Rabobank UA (U.S. SOFR +0.30%)±	5.32	1-12-2024	2,000,000	1,998,440
Deutsche Bank AG Series E (U.S. SOFR +0.50%)±	5.59	11-8-2023	3,500,000	3,488,030
Federation des Caisses Desjardins du Quebec (U.S. SOFR +0.43%)144A±	5.52	5-21-2024	2,050,000	2,042,929
Mitsubishi UFJ Financial Group, Inc.	3.41	3-7-2024	2,000,000	1,965,751
Mitsubishi UFJ Financial Group, Inc.	3.76	7-26-2023	1,500,000	1,495,209
National Bank of Canada	5.25	1-17-2025	2,000,000	1,980,255
NatWest Markets PLC (U.S. SOFR +0.53%)144A±	5.62	8-12-2024	1,250,000	1,242,491
Nordea Bank Abp144A	0.63	5-24-2024	1,000,000	951,989
Nordea Bank Abp144A	1.00	6-9-2023	2,000,000	1,997,801
Royal Bank of Canada	3.97	7-26-2024	3,700,000	3,637,738
Skandinaviska Enskilda Banken AB (3 Month LIBOR +0.32%)144A±	5.82	9-1-2023	3,000,000	2,998,753
Sumitomo Mitsui Financial Group, Inc.	2.70	7-16-2024	2,750,000	2,659,475
Sumitomo Mitsui Trust Bank Ltd.144A	0.80	9-12-2023	1,250,000	1,233,409
Sumitomo Mitsui Trust Bank Ltd.144A	0.85	3-25-2024	1,000,000	962,865
Sumitomo Mitsui Trust Bank Ltd. (U.S. SOFR +0.44%)144A±	5.35	9-16-2024	1,200,000	1,193,711
Swedbank AB144A	0.60	9-25-2023	2,000,000	1,967,340
Swedbank AB144A	1.30	6-2-2023	3,000,000	3,000,000
Toronto-Dominion Bank	3.25	3-11-2024	665,000	653,171
Toronto-Dominion Bank	4.29	9-13-2024	4,000,000	3,939,980
UBS AG (U.S. SOFR +0.45%)144A±	5.54	8-9-2024	3,000,000	2,985,248
Westpac Banking Corp. (U.S. SOFR +0.30%)±	5.39	11-18-2024	1,974,932	1,964,991
				55,703,498
Total yankee corporate bonds and notes (Cost $58,866,159)				58,673,465

Short-term investments: 2.36%
Commercial paper: 1.91%
Realty Income Corp.☼	0.00	6-1-2023	4,000,000	3,999,422
See accompanying notes to portfolio of investments
4 | Allspring Conservative Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Shares	Value
Investment companies: 0.45%
Allspring Government Money Market Fund Select Class♠∞		5.01%	934,697	$934,697
Total short-term investments (Cost $4,934,697)				4,934,119
Total investments in securities (Cost $211,040,088)	100.52%			209,937,039
Other assets and liabilities, net	(0.52)			(1,087,682)
Total net assets	100.00%			$208,849,357

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	This security is on loan pending return from the lending agent.
☼	Zero coupon security. The rate represents the current yield to maturity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$637,978	$104,558,830	$(104,262,111)	$0	$0	$934,697	934,697	$36,677
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	4,649,303	(4,649,281)	(22)	0	0	0	4,420 [1]
				$(22)	$0	$934,697		$41,097

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Conservative Income Fund | 5

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”) [note:  include full name if first occurrence], which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Conservative Income Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,831,121	$1,976,875	$3,807,996
Asset-backed securities	0	57,624,141	0	57,624,141
Corporate bonds and notes	0	77,504,263	0	77,504,263
Municipal obligations	0	7,393,055	0	7,393,055
Yankee corporate bonds and notes	0	58,673,465	0	58,673,465
Short-term investments
Commercial paper	0	3,999,422	0	3,999,422
Investment companies	934,697	0	0	934,697
Total assets	$934,697	$207,025,467	$1,976,875	$209,937,039
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Conservative Income Fund | 7